EQUITY (Details Narrative) - USD ($)				12 Months Ended
	Aug. 08, 2024	May 17, 2023	Feb. 22, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jul. 22, 2024	Jul. 29, 2022
Authorized share capital		$ 50,000						$ 50,000
Common stock, authorized shares		50,000,000	50,000,000	500,000,000	500,000,000		2,150,000	50,000,000
Common stock, par value		$ 0.001	$ 0.001	$ 0.0001	$ 0.0001			$ 0.001
Number of shares of common stock			14,990,000
Share price	$ 4.00		$ 0.001				$ 4.00
Common stock, shares issued	56,342		15,000,000	17,206,342	15,000,000
Common stock, shares outstanding			15,000,000	17,206,342	15,000,000
Proceeds from issuance of common stock	$ 8,825,368			$ 7,791,589
Ordinary shares issued							17,206,342
Ordinary shares outstanding							17,206,342
Lasting Success Holdings Limited [Member]
Number of shares of common stock			4,497,000
Mr. Bun Kwai [Member]
Number of shares of common stock			10,493,000
Shareholders [Member]
Stock issued during period shares surrendered		135,000,000
Shares issued price per share		$ 0.0001